Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98 .9%
iShares Core S&P 500 ETF(a)
(Cost $ 121,533,336 ) ......................................................... 319,742 $ 127,199,762
Number of
Contracts Notional Amount
Purchased Options – 1.1%
Puts – Exchange-Traded – 1.1%
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/18/21 ............... 295 $ 59,000,000 48,675
S&P 500 Index , September Strike Price $ 1,800 , Expires 9/17/21 .......... 227 40,860,000 112,365
S&P 500 Index , December Strike Price $ 1,800 , Expires 12/17/21 ......... 311 55,980,000 270,570
S&P 500 Index , March Strike Price $ 2,000 , Expires 3/18/22 .............. 201 40,200,000 361,800
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/17/22 ............... 218 43,600,000 545,000
1,338,410
Total Purchased Options (Cost $ 2,316,821 ) ......................................................... 1,338,410
Shares
Money Market Funds – 0.0%†
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $ 45,542 ) .............................................................. 45,542 45,542
Total Investments – 100.0%
(Cost $ 123,895,699 ) ......................................................................... $ 128,583,714
Liabilities in Excess of Other Assets – (0.0) % † ...................................................... (7,971)
Net Assets – 100.0% .......................................................................... $ 128,575,743
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98 .9%
Purchased Options ............................................................................... 1 .1%
Money Market Funds ............................................................................. 0 .0% †
Total Investments ................................................................................ 100 .0%
Liabilities in Excess of Other Assets .................................................................. (0.0) % †
Net Assets ..................................................................................... 100 .0%